Net Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Numerator:
Numerator for basic net earnings per share - Net income attributable to Pointer Telocation Ltd.'s shareholders	$ 1,925	$ 1,969	$ 3,697	$ 3,527	$ 16,518
Numerator for diluted net earnings per share - Net income attributable to Pointer Telocation Ltd.'s shareholders	$ 1,925	$ 1,969	$ 3,697	$ 3,527	$ 16,528
Denominator:
Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	8,073,665	7,978,102	8,066,698	7,942,957	7,997,684
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	8,294,562	8,111,119	8,257,968	8,070,953	8,130,566
Basic net earnings per share from continuing operations	$ 0.24	$ 0.24	$ 0.46	$ 0.44	$ 2.07
Diluted net earnings per share from continuing operations	$ 0.23	$ 0.24	$ 0.44	$ 0.44	$ 2.03